Related Parties Balances and Transactions (Details) - Schedule of transactions with related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of transactions with related parties [Abstract]
Salary fees(1)	$ 1,140	$ 257	$ 126
Directors consultancy fees(2)	310	29	28
Share based payment expense (refer to Note 9)	4,569	1,707	66
Transactions with related parties, total	6,019	1,993	220
(1) Number of related parties	3	3	1
(2) Number of directors	$ 5	$ 4	$ 4